UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10‑D

ASSET‑BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from: January 19, 2017 to February 17, 2017

Commission File Number of issuing entity: 333-180779-21

Central Index Key Number of issuing entity: 0001657889

Morgan Stanley Capital I Trust 2015-UBS8

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-180779

Central Index Key Number of depositor: 0001547361

Morgan Stanley Capital I Inc.

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541886

UBS Real Estate Securities Inc.

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001102113

Bank of America, National Association

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541557

Morgan Stanley Mortgage Capital Holdings LLC

(Exact name of sponsor as specified in its charter)

Jane Lam (212) 761-4000

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3984646
38-3984647
38-3984648
38-7143666

(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.

9062 Old Annapolis Road

Columbia, MD 21045

(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884‑2000

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A‑1			X
A‑2			X
A‑SB			X
A‑3			X
A‑4			X
X-A			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

On February 17, 2017 a distribution was made to holders of the certificates issued by Morgan Stanley Capital I Trust 2015-UBS8.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the Morgan Stanley Capital I Trust 2015-UBS8 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on February 18, 2017

Number of Delinquencies 30+ Days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
1	0.69%	0	N/A

No assets securitized by Morgan Stanley Mortgage Capital Holdings LLC, Bank of America, National Association, UBS Real Estate Securities, Inc. (each a "Securitizer") and held by Morgan Stanley Capital I Trust 2015-UBS8 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from January 19, 2017 to February 17, 2017.

UBS Real Estate Securities Inc. filed its most recent Form ABS-15G on February 13, 2017. The CIK number of UBS Real Estate Securities Inc. is 0001541886.

Bank of America, National Association filed its most recent Form ABS-15G on February 7, 2017. The CIK number of Bank of America, National Association is 0001102113.

Morgan Stanley Mortgage Capital Holdings LLC filed its most recent Form ABS-15G on February 14, 2017. The CIK number of Morgan Stanley Mortgage Capital Holdings LLC is 0001541557.

Part II - OTHER INFORMATION

Item 9. Other Information

Midland Loan Services, a Division of PNC Bank, National Association, in its capacity as Master Servicer for Morgan Stanley Capital I Trust 2015-UBS8, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date:	1/18/2017	$2,310.00
Current Distribution Date:	2/18/2017	$1,270.68

REO Account Balance
Prior Distribution Date:	1/18/2017	$0.00
Current Distribution Date:	2/18/2017	$0.00

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for Morgan Stanley Capital I Trust 2015-UBS8, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date:	1/18/2017	$105,524.02
Current Distribution Date:	2/18/2017	$207,544.88
Interest Reserve Account Balance
Prior Distribution Date:	1/18/2017	$102,077.34
Current Distribution Date:	2/18/2017	$ 204,099.94

Excess Liquidation Proceeds Account Balance
Prior Distribution Date:	1/18/2017	$0.00
Current Distribution Date:	2/18/2017	$0.00

TA Unused Fees Account Balance
Prior Distribution Date:	1/18/2017	$0.00
Current Distribution Date:	2/18/2017	$0.00

Item 10. Exhibits. (a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1)	Monthly report distributed to holders of the certificates issued by Morgan Stanley Capital I Trust 2015-UBS8, relating to the February 17, 2017 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Morgan Stanley Capital I Inc.

(Depositor)

/s/ George Kok

George Kok, President

Date: February 27, 2017

EXHIBIT INDEX

Exhibit Number                                                   Description

EX‑99.1                                                                 Monthly report distributed to holders of the certificates issued by Morgan Stanley Capital I Trust 2015-UBS8, relating to the February 17, 2017 distribution.